HEDGING ACTIVITIES - Schedule of Notational Maturity Profile (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 1,670	€ 1,492	€ 1,214
Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,211	1,255	1,214
Commodity
Disclosure of detailed information about hedging instruments [line items]
Notional amount	459	237
Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	889	439	196
Less than 1 year | Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	643	227	196
Less than 1 year | Commodity
Disclosure of detailed information about hedging instruments [line items]
Notional amount	246	212
1 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	781	1,053	526
1 to 3 years | Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	568	1,028	526
1 to 3 years | Commodity
Disclosure of detailed information about hedging instruments [line items]
Notional amount	213	25
3 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	492
3 to 5 years | Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	€ 492
3 to 5 years | Commodity
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 0	€ 0